Inventories - Schedule of the components of inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 50.9	$ 40.6
Work in progress	26.8	16.1
Finished goods	35.5	33.5
Total	$ 113.2	$ 90.2